BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of subsidiaries

These consolidated financial statements include the accounts of the Company and the subsidiaries listed in the following table. All intercompany transactions and balances have been eliminated.

	Country of	Ownership at June 30,
	incorporation	2016	2015
0896800 BC Ltd.	Canada	100%	100%
Elk Creek Resources Corp.	USA	100%	100%
Silver Mountain Mines Corp.	USA	100%	100%